Condensed consolidated statement of comprehensive income (unaudited) - GBP (£) £ in Millions		6 Months Ended
		Jun. 30, 2020	Jun. 30, 2019
Statement of comprehensive income [abstract]
Profit after tax		£ 1,293	£ 1,465
Other comprehensive income/(loss) that may be recycled to profit or loss from continuing operations:
Currency translation reserve	[1]	1,386	232
Fair value through other comprehensive income reserve	[1]	137	359
Cash flow hedging reserve	[1]	1,065	612
Other	[1]	(6)	0
Other comprehensive income/(loss) that may be recycled to profit or loss from continuing operations	[1]	2,582	1,203
Other comprehensive income/(loss) not recycled to profit or loss from continuing operations:
Retirement benefit remeasurements	[1]	645	(140)
Own credit	[1]	496	44
Other comprehensive loss not recycled to profit or loss from continuing operations		1,141	(96)
Other comprehensive income/(loss) for the period		3,723	1,107
Total comprehensive income for the period		£ 5,016	£ 2,572

[1]	Reported net of tax